Financial Instruments - Summary of Interest-Bearing Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ 12,536,149	₺ 9,781,162
USD [member] | Time deposits [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	5.80%	3.60%
Carrying amount	₺ 2,590,025	₺ 2,817,650
USD [member] | Restricted cash [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ 64,503
USD [member] | Finance lease obligations [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	28.10%	20.70%
Carrying amount	₺ (41)	₺ (80)
USD [member] | Debt securities in issue [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	5.80%	5.80%
Carrying amount	₺ (1,875,521)	₺ (1,683,700)
USD [member] | Floating rate loans [member] | Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	3.20%	3.20%
Carrying amount	₺ (2,880,615)	₺ (1,984,533)
EUR [member] | Time deposits [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	2.20%	2.00%
Carrying amount	₺ 1,069,303	₺ 1,383,978
EUR [member] | Restricted cash [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ 118,983
EUR [member] | Finance lease obligations [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	3.40%	3.40%
Carrying amount	₺ (116,797)	₺ (48,034)
EUR [member] | Trade and other payables [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate		2.60%
Carrying amount		₺ (1,522,615)
EUR [member] | Floating rate loans [member] | Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	2.10%	2.30%
Carrying amount	₺ (5,511,579)	₺ (3,593,110)
TL [member] | Time deposits [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	14.30%	11.00%
Carrying amount	₺ 436,224	₺ 1,243,843
TL [member] | Finance lease obligations [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	27.60%
Carrying amount	₺ (5,882)
TL [member] | Unsecured bank loans [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	14.70%	12.10%
Carrying amount	₺ (1,620,391)	₺ (1,819,944)
TL [member] | Debt securities in issue [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate		10.70%
Carrying amount		₺ (238,956)
Other [member] | Time deposits [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	12.90%	11.10%
Carrying amount	₺ 13,036	₺ 36,175
Other [member] | Restricted cash [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ 320
UAH [member] | Unsecured bank loans [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	13.90%	15.00%
Carrying amount	₺ (520,933)	₺ (407,171)
New Belarusian Ruble | Secured bank loans [member] | Fixed rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	11.60%	11.90%
Carrying amount	₺ (4,390)	₺ (5,634)